CONVERTIBLE PREFERRED SHARES - Conversion rights and Voting rights (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 Vote	Dec. 31, 2018 USD ($) Vote shares
Ordinary shares Class A
CONVERTIBLE PREFERRED SHARES
Number of votes	1	20
Ordinary shares Class B
CONVERTIBLE PREFERRED SHARES
Number of votes		20
Ordinary shares Class C
CONVERTIBLE PREFERRED SHARES
Number of votes		1
Preferred shares
CONVERTIBLE PREFERRED SHARES
Basis of convert each of Preferred Shares into ordinary shares (in share) | shares		1
Pre-offering valuation | $		$ 2,000,000